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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-04746
                                     -------------------------------------------

                           Van Kampen Tax Exempt Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York, New York                            10036
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     (Address of principal executive offices)                        (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-869-6397
                                                     ---------------------------

Date of fiscal year end:    11/30
                            --------------------

Date of reporting period:   7/1/07-6/30/08
                            --------------------

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04746
Reporting Period: 07/01/2007 - 06/30/2008
Van Kampen Tax-Exempt Trust









===================== VAN KAMPEN HIGH YIELD MUNICIPAL FUND =====================


SOUTH LAKE COUNTY FL HOSPITAL DIST REV BD

Ticker:                      Security ID:  838640CV0
Meeting Date: FEB 11, 2008   Meeting Type: Written Consent
Record Date:  DEC 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DEBTOR S PLAN                             None      Against    Management
2     WILLOW INVESTMENTS, LLC S PLAN            None      Against    Management
3     RONNIE AQUINO S PLAN                      None      Against    Management
4     DEBTOR S PLAN                             None      Against    Management
5     WILLOW INVESTMENTS, LLC S PLAN            None      Against    Management
6     RONNIE AQUINO S PLAN                      None      Against    Management


--------------------------------------------------------------------------------

SOUTH LAKE COUNTY FL HOSPITAL DIST REV BD

Ticker:                      Security ID:  838640DB3
Meeting Date: FEB 11, 2008   Meeting Type: Written Consent
Record Date:  DEC 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DEBTOR S PLAN                             None      Against    Management
2     WILLOW INVESTMENTS, LLC S PLAN            None      Against    Management
3     RONNIE AQUINO S PLAN                      None      Against    Management
4     DEBTOR S PLAN                             None      Against    Management
5     WILLOW INVESTMENTS, LLC S PLAN            None      Against    Management
6     RONNIE AQUINO S PLAN                      None      Against    Management

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Van Kampen Tax Exempt Trust
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By  (Signature and Title):                      /s/ Jerry Miller
                               -------------------------------------------------
                                                  Jerry Miller

                                 President and Principal Executive Officer --
                                               Office of the Funds
                               -------------------------------------------------


Date   August 28, 2008
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